Distribution Date:	08/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	15		Attention: Reporting		Reporting@belloakadvisors.com
Principal Prepayment Detail	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	21-23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762XAQ0	1.313000%	80,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762XAR8	3.001000%	161,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61762XAS6	3.824000%	107,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762XAT4	3.973000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762XAU1	4.259000%	284,721,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762XAW7	4.482000%	105,297,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.75%
B	61762XAX5	4.844970%	74,983,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.88%
C	61762XAZ0	4.844970%	52,648,000.00	7,727,708.45	5,184,230.00	31,200.43	0.00	0.00	5,215,430.43	2,543,478.45	98.18%	11.75%
D	61762XAC1	4.844970%	52,648,000.00	52,648,000.00	0.00	212,564.99	0.00	0.00	212,564.99	52,648,000.00	60.41%	7.63%
E	61762XAE7	4.844970%	19,145,000.00	19,145,000.00	0.00	77,297.46	0.00	0.00	77,297.46	19,145,000.00	46.67%	6.13%
F	61762XAG2	3.709000%	20,740,000.00	20,740,000.00	0.00	157,235.83	0.00	0.00	157,235.83	20,740,000.00	31.79%	4.50%
G	61762XAJ6	3.709000%	14,359,000.00	14,359,000.00	0.00	0.00	0.00	0.00	0.00	14,359,000.00	21.49%	3.38%
H	61762XAL1	3.709000%	43,075,957.00	30,238,871.50	0.00	0.00	0.00	283,985.65	0.00	29,954,885.85	0.00%	0.00%
R	61762XAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,316,958.00	144,858,579.95	5,184,230.00	478,298.71	0.00	283,985.65	5,662,528.71	139,390,364.30

X-A	61762XAV9	4.844970%	998,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	61762XAA5	1.135970%	78,174,957.00	65,337,871.50	0.00	61,851.56	0.00	0.00	61,851.56	65,053,885.85
Notional SubTotal			1,076,892,957.00	65,337,871.50	0.00	61,851.56	0.00	0.00	61,851.56	65,053,885.85

Deal Distribution Total					5,184,230.00	540,150.27	0.00	283,985.65	5,724,380.27

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762XAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762XAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61762XAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762XAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762XAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762XAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61762XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61762XAZ0	146.78066498	98.46964747	0.59262327	0.00000000	0.00000000	0.00000000	0.00000000	99.06227074	48.31101751
D	61762XAC1	1,000.00000000	0.00000000	4.03747512	0.00000000	0.00000000	0.00000000	0.00000000	4.03747512	1,000.00000000
E	61762XAE7	1,000.00000000	0.00000000	4.03747506	0.00000000	0.00000000	0.00000000	0.00000000	4.03747506	1,000.00000000
F	61762XAG2	1,000.00000000	0.00000000	7.58128399	(4.49045082)	21.82530569	0.00000000	0.00000000	7.58128399	1,000.00000000
G	61762XAJ6	1,000.00000000	0.00000000	0.00000000	3.09083362	40.25405808	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61762XAL1	701.98954605	0.00000000	0.00000000	2.16973264	96.08338406	0.00000000	6.59267187	0.00000000	695.39687418
R	61762XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762XAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	61762XAA5	835.79030942	0.00000000	0.79119404	0.00000000	0.00000000	0.00000000	0.00000000	0.79119404	832.15761603

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	07/01/26 - 07/30/26	30	0.00	61,851.56	0.00	61,851.56	0.00	0.00	0.00	61,851.56	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/26 - 07/30/26	30	0.00	31,200.43	0.00	31,200.43	0.00	0.00	0.00	31,200.43	0.00
D	07/01/26 - 07/30/26	30	0.00	212,564.99	0.00	212,564.99	0.00	0.00	0.00	212,564.99	0.00
E	07/01/26 - 07/30/26	30	0.00	77,297.46	0.00	77,297.46	0.00	0.00	0.00	77,297.46	0.00
F	07/01/26 - 07/30/26	30	545,788.79	64,103.88	0.00	64,103.88	(93,131.95)	0.00	0.00	157,235.83	452,656.84
G	07/01/26 - 07/30/26	30	533,626.74	44,381.28	0.00	44,381.28	44,381.28	0.00	0.00	0.00	578,008.02
H	07/01/26 - 07/30/26	30	4,045,420.41	93,463.31	0.00	93,463.31	93,463.31	0.00	0.00	0.00	4,138,883.72
Totals			5,124,835.94	584,862.91	0.00	584,862.91	44,712.64	0.00	0.00	540,150.27	5,169,548.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762XAW7	N/A	105,297,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762XAX5	N/A	74,983,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762XAZ0	4.844970%	52,648,000.00	7,727,708.45	5,184,230.00	31,200.43	0.00	0.00	5,215,430.43	2,543,478.45
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			232,928,000.03	7,727,708.45	5,184,230.00	31,200.43	0.00	0.00	5,215,430.43	2,543,478.45

Exchangeable Certificate Details
PST	61762XAY3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	5,724,380.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	587,932.65	Master Servicing Fee	1,682.42
Interest Reductions due to Nonrecoverability Determination	(158,898.41)	Certificate Administrator Fee	362.99
Interest Adjustments	94,962.48	Trustee Fee	48.65
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	62.37
ARD Interest	0.00	Trust Advisor Fee	100.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Pari Passu Servicing Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	523,996.72	Total Fees	2,257.38

Principal		Expenses/Reimbursements
Scheduled Principal	354,764.45	Reimbursement for Interest on Advances	(3,442.96)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	4,829,465.55	Special Servicing Fees (Monthly)	(14,967.98)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,184,230.00	Total Expenses/Reimbursements	(18,410.94)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	540,150.27
Excess Liquidation Proceeds	0.00	Principal Distribution	5,184,230.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,724,380.27
Total Funds Collected	5,708,226.72	Total Funds Distributed	5,708,226.71

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	144,858,579.95	144,858,579.95	Beginning Certificate Balance	144,858,579.95
(-) Scheduled Principal Collections	354,764.45	354,764.45	(-) Principal Distributions	5,184,230.00
(-) Unscheduled Principal Collections	4,829,465.55	4,829,465.55	(-) Realized Losses	283,985.65
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	283,985.65
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	283,985.65	283,985.65	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	139,390,364.30	139,390,364.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	145,060,363.09	145,060,363.09	Ending Certificate Balance	139,390,364.30
Ending Actual Collateral Balance	139,556,354.39	139,556,354.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	131,006.52	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	131,006.52	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP	Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP
10,000,000 or less	3	7,824,794.35	5.61%	(38)	3.9120	1.660196	1.30 or less	3	72,322,416.16	51.88%	(37)	4.7358	0.762004
10,000,001 to 20,000,000	1	12,023,969.63	8.63%	(38)	3.9120	0.956000	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	86,665,464.98	62.17%	(36)	4.9350	1.211705	1.41-1.50	1	29,672,351.47	21.29%	(35)	5.4060	1.423264
30,000,001 to 40,000,000	1	30,626,095.06	21.97%	(38)	4.4100	0.855200	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	4	35,145,556.39	25.21%	(38)	3.9120	1.660196
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.01	0	0.00	0.00%	0	0.0000	0.000000
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.02-2.10	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	139,390,364.30	100.00%	(35)	4.6831	1.136989	2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21-2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31-2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41-2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61-2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	9	139,390,364.30	100.00%	(35)	4.6831	1.136989
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP
							Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP
Florida	1	47,169,526.25	33.84%	(38)	3.9120	0.956000
							Office	2	89,970,798.00	64.55%	(36)	5.0670	0.678427
New York	2	89,970,798.00	64.55%	(36)	5.0670	0.678427
							Retail	1	47,169,526.25	33.84%	(38)	3.9120	0.956000
Totals	4	139,390,364.30	100.00%	(35)	4.6831	1.136989
							Totals	4	139,390,364.30	100.00%	(35)	4.6831	1.136989

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP	Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP
	4.000% or less	5	47,169,526.02	33.84%	(38)	3.9120	1.480690	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	1	30,626,095.06	21.97%	(38)	4.4100	0.855200	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	2	59,344,702.94	42.57%	(35)	5.4060	1.005232	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	137,140,324.02	98.39%	(37)	4.6697	1.135261
	Totals	9	139,390,364.30	100.00%	(35)	4.6831	1.136989	Totals	9	139,390,364.30	100.00%	(35)	4.6831	1.136989
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	137,140,324.02	98.39%	(37)	4.6697	1.135261	237 months or less	8	137,140,324.02	98.39%	(37)	4.6697	1.135261
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	8	137,140,324.02	98.39%	(37)	4.6697	1.135261
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	137,140,324.02	98.39%	(37)	4.6697	1.135261
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP	Defeased	1	2,250,040.28	1.61%	86	5.5000	NAP
Underwriter's Information		5	64,817,907.86	46.50%	(37)	4.5959	1.551733	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	2	41,696,321.10	29.91%	(36)	4.9752	0.693551	79 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	30,626,095.06	21.97%	(38)	4.4100	0.855200	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	139,390,364.30	100.00%	(35)	4.6831	1.136989	121 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	2,250,040.28	1.61%	86	5.5000	1.242336
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A	28000367	OF	Brooklyn	NY	Actual/360	5.406%	138,758.47	135,060.48	0.00	N/A	09/01/23	--	29,807,411.95	29,672,351.47	08/01/26
2B	200280367				Actual/360	5.406%	138,758.47	135,060.48	0.00	N/A	09/01/23	--	29,807,411.95	29,672,351.47	08/01/26
5A	453000179	RT	Clearwater	FL	Actual/360	3.912%	0.00	0.00	0.00	N/A	06/01/23	--	12,023,969.63	12,023,969.63	08/01/25
5B	453000181				Actual/360	3.912%	0.00	0.00	0.00	N/A	06/01/23	--	27,320,762.04	27,320,762.04	08/01/25
5C	453000183				Actual/360	3.912%	0.00	0.00	0.00	N/A	06/01/23	--	409,689.37	409,689.37	08/01/25
5D	453000185				Actual/360	3.912%	0.00	0.00	0.00	N/A	06/01/23	--	4,549,967.95	4,549,967.95	08/01/25
5E	453000187				Actual/360	3.912%	0.00	0.00	0.00	N/A	06/01/23	--	2,865,137.03	2,865,137.03	08/01/25
10	1238578	OF	New York	NY	Actual/360	4.410%	116,547.31	64,440.68	0.00	N/A	06/05/23	06/05/25	30,690,535.74	30,626,095.06	07/05/26
51	300961051	RT	Hermitage	PA	Actual/360	5.500%	119,180.35	4,829,465.55	0.00	N/A	10/01/23	--	5,113,451.20	0.00	08/01/26
62	1340675	RT	Harlingen	TX	Actual/360	5.500%	10,752.12	20,202.81	0.00	N/A	10/01/33	--	2,270,243.09	2,250,040.28	08/01/26
Totals							523,996.72	5,184,230.00	0.00				144,858,579.95	139,390,364.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A	8,426,447.88	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
5A	10,006,747.58	9,199,080.67	07/01/25	06/30/26	11/12/25	1,432,702.80	370,082.20	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	11/12/25	3,255,375.18	840,884.55	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	11/12/25	48,816.08	16,890.88	0.00	0.00	0.00	0.00
5D	0.00	0.00	--	--	11/12/25	4,549,967.95	396,726.86	0.00	0.00	0.00	0.00
5E	0.00	0.00	--	--	11/12/25	2,865,137.03	249,755.95	0.00	0.00	0.00	0.00
10	2,212,493.92	0.00	--	--	04/13/26	63,331.55	0.00	180,459.43	180,459.43	0.00	0.00
51	511,514.37	0.00	--	--	03/11/26	0.00	20,934.81	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	21,157,203.75	9,199,080.67				12,215,330.59	1,895,275.25	180,459.43	180,459.43	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
51	300961051	4,829,465.55	Disposition	0.00	0.00
Totals		4,829,465.55		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	0.00	0	0.00	0	0.00	1	4,829,465.55	4.683114%	4.412055%	(35)
07/17/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,113,451.20	0	0.00	0	0.00	0	0.00	4.713290%	4.442099%	(34)
06/17/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,128,847.10	0	0.00	0	0.00	0	0.00	4.714667%	4.443500%	(33)
05/15/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,154,723.89	0	0.00	0	0.00	0	0.00	4.716051%	4.444907%	(32)
04/17/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,154,723.89	0	0.00	0	0.00	0	0.00	4.717320%	4.446200%	(31)
03/17/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,154,723.89	0	0.00	0	0.00	0	0.00	4.718541%	4.447444%	(30)
02/18/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,226,944.79	0	0.00	0	0.00	0	0.00	4.720243%	4.449168%	(29)
01/16/26	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,226,944.79	0	0.00	0	0.00	0	0.00	4.721438%	4.450385%	(28)
12/17/25	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,226,944.79	0	0.00	0	0.00	0	0.00	4.722621%	4.451592%	(27)
11/18/25	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,226,944.79	0	0.00	0	0.00	0	0.00	4.723830%	4.452824%	(26)
10/20/25	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,226,944.79	0	0.00	0	0.00	0	0.00	4.724991%	4.454007%	(25)
09/17/25	0	0.00	0	0.00	0	0.00	5	47,169,526.02	1	5,226,944.79	0	0.00	0	0.00	0	0.00	4.727350%	4.456380%	(24)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5A	453000179	08/01/25	11	5	0.00	0.00	0.00	12,049,602.99	06/19/20	13		12/28/20
5B	453000181	08/01/25	11	5	0.00	0.00	0.00	27,379,005.96	06/19/20	13		12/28/20
5C	453000183	08/01/25	11	5	0.00	0.00	0.00	411,553.58	06/19/20	13		12/28/20
5D	453000185	08/01/25	11	5	0.00	0.00	0.00	4,559,667.82	06/19/20	13		12/28/20
5E	453000187	08/01/25	11	5	0.00	0.00	0.00	2,871,245.08	06/19/20	13		12/28/20
10	1238578	07/05/26	0	5	180,459.43	180,459.43	0.00	30,690,535.74	05/12/25	4
Totals					180,459.43	180,459.43	0.00	77,961,611.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		137,140,324	59,344,703	30,626,095		47,169,526
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		2,250,040	2,250,040		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	139,390,364	92,220,838	0	0	47,169,526	0
Jul-26	144,858,580	61,885,067	30,690,536	0	47,169,526	5,113,451
Jun-26	145,240,204	33,049,185	0	59,892,645	47,169,526	5,128,847
May-26	145,617,614	2,310,710	0	0	138,152,180	5,154,724
Apr-26	145,980,728	33,220,875	0	0	107,605,129	5,154,724
Mar-26	146,329,058	2,350,803	0	0	138,823,532	5,154,724
Feb-26	146,787,839	2,371,612	0	0	139,189,281	5,226,945
Jan-26	147,132,878	33,482,061	0	0	108,423,871	5,226,945
Dec-25	147,476,370	95,079,899	0	0	47,169,526	5,226,945
Nov-25	147,831,737	33,650,351	0	0	108,954,441	5,226,945
Oct-25	148,172,097	95,775,626	0	0	47,169,526	5,226,945
Sep-25	148,780,825	2,469,582	0	0	141,084,298	5,226,945
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A	28000367	29,672,351.47	29,672,351.47	92,900,000.00	02/25/26	8,426,447.88	0.67880	--	09/01/23	144
2B	200280367	29,672,351.47	29,672,351.47		08/01/25	4,977,667.58	1.42326	--	09/01/23	144
5C	453000183	409,689.37	411,553.58	93,500,000.00	09/15/24	48,157.66	1.66020	--	06/01/23	205
5D	453000185	4,549,967.95	4,559,667.82	93,500,000.00	09/15/24	534,833.70	1.66020	--	06/01/23	205
5E	453000187	2,865,137.03	2,871,245.08	93,500,000.00	09/15/24	336,787.45	1.66020	--	06/01/23	205
5A	453000179	12,023,969.63	12,049,602.99	120,000,000.00	07/30/25	9,199,080.67	1.04700	--	06/01/23	205
5B	453000181	27,320,762.04	27,379,005.96	93,500,000.00	09/15/24	3,211,465.57	1.66020	--	06/01/23	205
10	1238578	30,626,095.06	30,690,535.74	33,200,000.00	03/01/26	2,212,493.92	1.01870	--	06/05/23	205
51	300961051	0.00	-	4,750,000.00	02/01/26	511,514.37	1.13740	--	10/01/23	205
Totals		137,140,324.02	137,306,314.11	624,850,000.00		29,458,448.80

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A	28000367	OF	NY	07/27/23	2

A court-appointed receiver was installed on April 6, 2026. The loan remains in cash management, with the Special Servicer prioritizing tenant retention and asset stabilization. The receiver is in the process of establishing operating accounts and engaging a management/leasing team to begin stabilization efforts, with court approval to engage the property manager expected in August 2026. The Special Servicer is evaluating all disposition strategies, including stabilizing the asset for a

	later sale or pursu ing a loan sale or marketing of the asset through the receiver. The property is currently 45.8% occupied.

2B	200280367	Various	Various	07/27/23	2

A court-appointed receiver was installed on April 6, 2026. The loan remains in cash management, with the Special Servicer prioritizing tenant retention and asset stabilization. The receiver is in the process of establishing operating accounts and engaging a management/leasing team to begin stabilization efforts, with court approval to engage the property manager expected in August 2026. The Special Servicer is evaluating all disposition strategies, including stabilizing the asset for a

	later sale or pursu ing a loan sale or marketing of the asset through the receiver. The property is currently 45.8% occupied.

5A	453000179	RT	FL	06/19/20	13

08/06/2026: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the as set and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. The Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer re-traded their offer and the new terms were not acceptable. Midland worked with a second buyer and the sale fell apart due to the buyer insisting that they b e allowed to release outparcels with no pay down of the loan. The property has been removed from the market to focus on leasing in order to position the asset for sale in the future.

Leasing velocity is expected to increase as it gets closer to the Targe t opening at the center in the non-collateral parcel. Timing for marketing of the asset for sale has not been determined, although the court has inquired about the timing so it is

	under review to determine the best timing.

5B	453000181	Various	Various	06/19/20	13

08/06/2026: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the as set and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. The Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer re-traded their offer and the new terms were not acceptable. Midland worked with a second buyer and the sale fell apart due to the buyer insisting that they b e allowed to release outparcels with no pay down of the loan. The property has been removed from the market to focus on leasing in order to position the asset for sale in the future.

Leasing velocity is expected to increase as it gets closer to the Targe t opening at the center in the non-collateral parcel. Timing for marketing of the asset for sale has not been determined, although the court has inquired about the timing so it is

	under review to determine the best timing.

5C	453000183	Various	Various	06/19/20	13

08/06/2026: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the as set and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. The Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer re-traded their offer and the new terms were not acceptable. Midland worked with a second buyer and the sale fell apart due to the buyer insisting that they b e allowed to release outparcels with no pay down of the loan. The property has been removed from the market to focus on leasing in order to position the asset for sale in the future.

Leasing velocity is expected to increase as it gets closer to the Targe t opening at the center in the non-collateral parcel.Timing for marketing of the asset for sale has not been determined, although the court has inquired about the timing so it is

	under review to determine the best timing.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5D	453000185	Various	Various	06/19/20	13

08/06/2026: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the ass et and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity c ontinues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. The Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to n egotiate the PSA and the other documentation to close an assumption of the loan then the Buyer re-traded their offer and the new terms were not acceptable. Midland worked with a second buyer and the sale fell apart due to the buyer insisting that they be allowed to release outparcels with no pay down of the loan. The property has been removed from the market to focus on leasing in order to position the asset for sale in the future.

Leasing velocity is expected to increase as it gets closer to the Target opening at the center in the non-collateral parcel. Timing for marketing of the asset for sale has not been determined, although the court has inquired about the timing so it is under review to determine the best timing.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5E	453000187	Various	Various	06/19/20	13

08/06/2026: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the ass et and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. The Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer re-traded their offer and the new terms were not acceptable. Midland worked with a second buyer and the sale fell apart due to the buyer insisting that they be allowed to release outparcels with no pay down of the loan. The property has been removed from the market to focus on leasing in order to position the asset for sale in the future.

Leasing velocity is expected to increase as it gets closer to the Target opening at the center in the non-collateral parcel. Timing for marketing of the asset for sale has not been determined, although the court has inquired about the timing so it is under review to determine the best timing.

10	1238578	OF	NY	05/12/25	4

The Borrower has expressed interest in securing an additional two-year maturity extension. The Special Servicer initiated discussions with the Borrower, and terms are currently under review. The extension agreement is expected to be executed in August 202 6

51	300961051	RT	PA	09/20/23	7

Rialto named Special Servicer on 4/29/2025. The property was marketed with a traditional marketing approach as opposed to an auction. A Purchase and Sale Agreement has been executed and approved. The 30 day due diligence period concluded on 6/26/26. Clos ing occurred on 7/27/2026 per the terms of the PSA.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	1340557	0.00	4.37000%	0.00	9.37000%	2	08/01/23	--	08/01/23
10	1238578	0.00	4.41000%	0.00	4.41000%	10	08/04/25	08/04/25	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	300961012 01/17/25	25,050,433.91	26,000,000.00	25,563,647.89	8,251,417.66	25,015,090.08	16,763,672.42	8,286,761.49	0.00	0.00	8,286,761.49	27.62%
26	300961026 01/17/25	11,198,332.64	10,500,000.00	8,933,759.98	1,903,426.64	8,682,441.76	6,779,015.12	4,419,317.52	0.00	0.00	4,419,317.52	32.97%
51	300961051 08/17/26	5,113,451.20	4,750,000.00	5,120,760.75	291,295.20	5,120,760.75	4,829,465.55	283,985.65	0.00	0.00	283,985.65	4.30%
Current Period Totals		5,113,451.20	4,750,000.00	5,120,760.75	291,295.20	5,120,760.75	4,829,465.55	283,985.65	0.00	0.00	283,985.65
Cumulative Totals		41,362,217.75	41,250,000.00	39,618,168.62	10,446,139.50	38,818,292.59	28,372,153.09	12,990,064.66	0.00	0.00	12,990,064.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	300961012	01/17/25	0.00	0.00	8,286,761.49	0.00	0.00	8,286,761.49	0.00	(5,124,174.48)	3,162,587.01
26	300961026	01/17/25	0.00	0.00	4,419,317.52	0.00	0.00	4,419,317.52	0.00	0.00	4,419,317.52
51	300961051	08/17/26	0.00	0.00	283,985.65	0.00	0.00	283,985.65	0.00	0.00	283,985.65
Current Period Totals			0.00	0.00	283,985.65	0.00	0.00	283,985.65	0.00	0.00	283,985.65
Cumulative Totals			0.00	0.00	12,990,064.66	0.00	0.00	12,990,064.66	0.00	(5,124,174.48)	7,865,890.18

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A	0.00	0.00	6,416.87	0.00	0.00	0.00	0.00	0.00	4,093.98	0.00	0.00	0.00
2B	0.00	0.00	6,416.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	2,588.49	0.00	0.00	0.00	0.00	40,504.75	0.00	0.00	0.00	0.00
5B	0.00	0.00	5,881.55	0.00	0.00	0.00	0.00	92,034.54	0.00	0.00	0.00	0.00
5C	0.00	0.00	88.20	0.00	0.00	0.00	0.00	1,380.11	0.00	0.00	0.00	0.00
5D	0.00	0.00	979.51	0.00	0.00	0.00	0.00	15,327.33	0.00	0.00	0.00	0.00
5E	0.00	0.00	616.80	0.00	0.00	0.00	0.00	9,651.69	0.00	0.00	0.00	0.00
10	0.00	0.00	(6,635.38)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	(94,962.48)	0.00	(31,320.89)	0.00	0.00	0.00	0.00	0.00	(7,536.94)	0.00	0.00	0.00
Total	(94,962.48)	0.00	(14,967.98)	0.00	0.00	0.00	0.00	158,898.41	(3,442.96)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		45,524.99

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Supplemental Notes
Exchange of Exchangeable Certificates--March 2016

In March 2016 an exchange of exchangeable certificates took effect in which $116,464,000.00 of Class PST was exchanged for $52,648,500.00 of Class A-S, $37,491,500.00 of Class B, and $26,324,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28